Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 215,236	$ (15,447)	$ 259,088	$ 33,675
Other comprehensive income (loss) before reclassifications
Unrealized loss on marketable securities	(217)	(287)	(429)	(208)
Unrealized gain (loss) on qualifying cash flow hedging instruments	328	(1,121)	(644)	(2,064)
Pension adjustments, net of taxes	(96)	581	(188)	(132)
Foreign exchange (loss) gain on currency translation	(174)	44	(653)	(43)
Amounts reclassified from accumulated other comprehensive income (loss) to equity income:
Realized loss on qualifying cash flow hedging instruments	591	391	953	782
Other comprehensive income (loss)	432	(392)	(961)	(1,665)
Comprehensive income (loss)	215,668	(15,839)	258,127	32,010
Less: Comprehensive income attributable to non-controlling interests	(149,934)	(27,067)	(203,144)	(76,320)
Comprehensive income (loss) attributable to shareholders of Teekay Corporation	$ 65,734	$ (42,906)	$ 54,983	$ (44,310)